Apr. 29, 2016
GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund
Institutional Class Ticker: MXYKX
Initial Class Ticker: MXMGX
Class L Ticker: MXTMX
(the "Fund")

Supplement dated January 10, 2017 to the Prospectus and Summary Prospectus for the Fund, dated April 29, 2016.

Effective immediately, under the "Example" section of the Prospectus and Summary Prospectus, the table on page 1 is hereby deleted in its entirety and replaced with the following table:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$68	$214	$373	$835
Initial Class	$105	$328	$569	$1,259
Class L	$132	$438	$765	$1,692